Cover Document	Apr. 26, 2021	Apr. 19, 2021
Document Entity Information [Abstract]
Entity Central Index Key		0000076605
Document Type	8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	PATRICK INDUSTRIES, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	000-03922
Entity Tax Identification Number	35-1057796
Entity Address, Address Line One	107 W. Franklin Street, P.O. Box 638
Entity Address, City or Town	Elkhart,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46515
City Area Code	(574)
Local Phone Number	294-7511
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PATK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false